Related-Party Transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Directors [member]
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 2	$ 3
Share-based benefits	2	1
Total compensation	4	4
Senior officers [member]
Disclosure of transactions between related parties [line items]
Short-term benefits	19	23
Post-employment benefits	2	3
Share-based benefits	32	38
Termination benefits	1	2
Total compensation	$ 54	$ 66